LEASES - Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases
Operating right-of-use assets	$ 26,118	$ 25,818
Current operating lease liabilities	10,618	10,523
Non-current operating lease liabilities	18,265	18,425
Total lease liabilities	$ 28,883	$ 28,948